Tax - Tax reconciliation commentary (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Summary Of Income Taxes [Line Items]
Applicable tax rate	19.00%	19.00%	19.00%
Average effective tax rate	4.90%	22.30%	30.50%
Decrease in applicable tax rate	14.30%
– impact of changes in tax rates	$ (293)	$ 132	$ 58
Exposures to legacy tax cases	$ 27
Pro Forma
Summary Of Income Taxes [Line Items]
Average effective tax rate	22.70%	22.30%
Hong Kong
Summary Of Income Taxes [Line Items]
Applicable tax rate	16.50%	16.50%	16.50%
United States
Summary Of Income Taxes [Line Items]
Applicable tax rate	21.00%
UK
Summary Of Income Taxes [Line Items]
Applicable tax rate	19.00%
Recognition of previously unrecognized losses	$ 2,200
– impact of changes in tax rates	173
France
Summary Of Income Taxes [Line Items]
Recognition of previously unrecognized losses	$ 300